Reinsurance (Ceding commissions deferred) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Ceded Commission Earned	$ 8,162,090
Expense Allowances	14,559,705
Interest On Ceding Commissions	249,490
Earned Ceding Commission	490,049
Deferred Ceding Commission	15,739,264	$ 7,578,195	$ 3,899,999
Ironbound Reinsurance Company Limited [Member]
Ceded Commission Earned	688,110
Expense Allowances	690,169
Interest On Ceding Commissions	165,607
Earned Ceding Commission	316,889
Deferred Ceding Commission	5,739,427	5,060,359
SDA Annuity and Life Re
Ceded Commission Earned	1,356,473
Expense Allowances	2,605,014
Interest On Ceding Commissions	47,461
Earned Ceding Commission	43,856
Deferred Ceding Commission	2,071,427	1,076,267
SRC2
Ceded Commission Earned	3,837,996
Expense Allowances	7,247,966
Interest On Ceding Commissions	13,251
Earned Ceding Commission	54,838
Deferred Ceding Commission	4,310,407
US Alliance Life And Security Company Member
Ceded Commission Earned	2,279,511
Expense Allowances	4,016,556
Interest On Ceding Commissions	23,171
Earned Ceding Commission	74,466
Deferred Ceding Commission	822,393	858,675
US Alliance Life and Security Company(3)
Deferred Ceding Commission	2,508,421
Unified Life Insurance Company [Member]
Deferred Ceding Commission	$ 287,189	$ 582,894